SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 12,036	$ 11,256
Less accumulated depreciation	(6,105)	(2,928)
Property and equipment, net	5,931	8,328
Computer hardware, software and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	689	944
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	533	724
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	812	608
Internally developed software
Property, Plant and Equipment [Line Items]
Total property and equipment	854	889
Gondolas
Property, Plant and Equipment [Line Items]
Total property and equipment	7,078	6,040
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,070	$ 2,051